Condensed Consolidating Financial Information - Narrative (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2013 5.5% Senior Notes, due 2022 Senior Notes	Jul. 13, 2012 5.5% Senior Notes, due 2022 Senior Notes	Feb. 11, 2013 2.9% Senior Notes, due 2018 Senior Notes	Dec. 31, 2013 Lion Holdings
Debt Instrument [Line Items]
Amount of unsecured notes issued			$ 850,000,000	$ 1,000,000,000
Annual interest rate on loan	2.25%	5.50%	5.50%	2.90%
Ownership percentage by the company					100.00%